Leases - Future Minimum Lease Payments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 30,001
2022	30,993
2023	27,330
2024	3,587
2025 and thereafter	1,837
Total undiscounted cash flows	93,748
Less: imputed interest	(6,901)
Total	¥ 86,847	¥ 91,654